UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd., Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/10

Item 1. Reports to Stockholders.

June 30, 2010

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	2

Financial Statements

Schedule of Portfolio Investments	3

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Supplemental Information

Trustee and Officer Information	14

Proxy Voting and Form N-Q Information	17

Expense Examples	17

Portfolio Holdings	18

The Funds are distributed by Victory Capital Advisers Inc., which is an affiliate of KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED
Shares of the Victory Funds are not
insured by the FDIC, are not deposits or
other obligations of, or guaranteed by,
KeyCorp, Victory Capital Management
Inc., or their affiliates, and are subject to
investment risks, including possible loss
of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

Letter to Our Shareholders

Broad market equity and fixed income indices posted four straight quarterly advances as economies worldwide strengthened throughout 2009 and early 2010. U.S. GDP rose for three consecutive quarters, interest rates remained low and better than expected corporate earnings strengthened investor confidence in the markets. Investors migrated out of money market funds, depositing net flows of $360 billion in fixed income funds and $50 billion in international equity funds over the last year.

During the second quarter of 2010, risk flares emerged globally from European debt concerns, monetary policy tightening in China and the Gulf of Mexico oil spill. Volatility spiked, causing a decline for the major equity indices. Investors rotated to Treasuries and investment grade fixed income securities, which posted positive gains for the quarter.

Domestic economic indicators are mixed and the long-term macro environment remains uncertain. On one hand, the U.S. economy is diligently working to overcome weak consumer spending and persistently high unemployment. On the other hand, corporate cash balances are high, earnings are growing and manufacturing activity continues to trend upward. Market valuations are reasonable using normalized consensus earnings estimates and fiscal policy remains accommodative with many of the programs still active. The progression of the economic recovery suffered a setback, but underlying fundamental drivers remain in place.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward – our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,
Victory Funds

The Victory Variable Insurance Funds  Schedule of Portfolio Investments

Diversified Stock Fund  June 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.2%):
BNP Paribas Finance, Inc., 0.03% (a), 7/1/10	$1,443	$1,443
Total Commercial Paper (Amortized Cost $1,443)		1,443
Common Stocks (94.8%):
Aerospace/Defense (1.9%):
Lockheed Martin Corp.	1,768	132
Raytheon Co.	10,700	518
		650
Airlines (1.3%):
Southwest Airlines Co.	38,800	431
Automotive (1.3%):
Ford Motor Co. (b)	45,600	460
Banks (3.5%):
Bank of America Corp.	69,100	993
Northern Trust Corp.	4,675	218
		1,211
Beverages (1.0%):
Dr Pepper Snapple Group, Inc.	9,000	337
Biotechnology (0.7%):
Amgen, Inc. (b)	4,535	239
Brokerage Services (2.1%):
Charles Schwab Corp.	51,290	727
Chemicals (1.4%):
Monsanto Co.	10,200	471
Commercial Services (1.2%):
Paychex, Inc.	15,700	408
Computers & Peripherals (2.6%):
EMC Corp. (b)	49,300	902
Electronics (1.4%):
General Electric Co.	26,785	386
Johnson Controls, Inc.	3,400	92
		478
Environmental Control (1.3%):
Waste Management, Inc.	14,800	463
Financial Services (3.8%):
MasterCard, Inc., Class A	2,500	499
Morgan Stanley	18,800	436
Western Union Co.	25,932	387
		1,322
Food Distributors, Supermarkets & Wholesalers (1.3%):
The Kroger Co.	23,423	461
Food Processing & Packaging (5.6%):
Kellogg Co.	9,300	468
Kraft Foods, Inc., Class A	26,124	731
Mead Johnson Nutrition Co., Class A	2,291	115
Nestle SA, Sponsored ADR	12,787	617
		1,931

Security Description	Shares	Value
Health Care (0.7%):
Alcon, Inc.	1,622	$240
Home Builders (0.8%):
Toll Brothers, Inc. (b)	16,354	268
Insurance (2.0%):
The Chubb Corp.	7,600	380
The Travelers Cos., Inc.	6,252	308
		688
Internet Business Services (5.7%):
eBay, Inc. (b)	26,046	511
Google, Inc., Class A (b)	2,400	1,068
McAfee, Inc. (b)	12,683	389
		1,968
Internet Service Provider (0.6%):
Yahoo!, Inc. (b)	14,148	196
Investment Companies (1.1%):
Invesco Ltd.	21,950	369
Mining (1.3%):
Barrick Gold Corp.	4,273	194
Newmont Mining Corp.	4,100	253
		447
Office Equipment & Supplies (1.7%):
Staples, Inc.	31,300	596
Oil & Gas Exploration — Production & Services (2.0%):
Anadarko Petroleum Corp.	8,887	321
ENSCO International PLC, Sponsored ADR	9,500	373
		694
Oil Companies — Integrated (3.7%):
Exxon Mobil Corp.	22,500	1,284
Oilfield Services & Equipment (6.5%):
Halliburton Co.	38,189	938
Schlumberger Ltd.	19,867	1,099
Weatherford International Ltd. (b)	16,100	212
		2,249
Pharmaceuticals (11.5%):
Johnson & Johnson	17,300	1,022
Merck & Co., Inc.	24,600	860
Pfizer, Inc.	78,800	1,124
Teva Pharmaceutical Industries Ltd., Sponsored ADR	18,700	972
		3,978
Radio & Television (0.7%):
Time Warner Cable, Inc., Class A	4,406	230
Retail (2.1%):
Target Corp.	14,526	714
Retail — Department Stores (1.4%):
Macy's, Inc.	26,500	474
Retail — Specialty Stores (3.5%):
Lowe's Cos., Inc.	58,753	1,200

See notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Diversified Stock Fund  June 30, 2010

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors (2.7%):
Applied Materials, Inc.	26,847	$323
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	63,578	620
		943
Software & Computer Services (4.4%):
Microsoft Corp.	30,988	713
Oracle Corp.	37,611	807
		1,520
Steel (1.9%):
Nucor Corp.	16,937	648
Telecommunications (1.1%):
Qwest Communications International, Inc.	69,345	364
Telecommunications — Services & Equipment (3.1%):
QUALCOMM, Inc.	32,800	1,077
Transportation Services (2.5%):
United Parcel Service, Inc., Class B	15,431	878
Utilities — Telecommunications (3.4%):
Verizon Communications, Inc.	42,300	1,185
Total Common Stocks (Cost $32,980)		32,701
Total Investments (Cost $34,423) — 99.0%		34,144
Other assets in excess of liabilities — 1.0%		357
NET ASSETS — 100.0%		$34,501

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

  Statement of Assets and Liabilities

The Victory Variable Insurance Funds  June 30, 2010

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $34,423)	$34,144
Cash	50
Dividends receivable	38
Receivable for investments sold	1,051
Prepaid expenses	16
Total Assets	35,299
LIABILITIES:
Payable for investments purchased	735
Payable for capital shares redeemed	1
Accrued expenses and other payables:
Investment advisory fees	9
Administration fees	3
Custodian fees	2
Transfer agent fees	1
Contract owner fees	23
12b-1 fees	7
Other accrued expenses	17
Total Liabilities	798
NET ASSETS:
Capital	46,872
Distributions in excess of net investment income	(2)
Accumulated net realized losses from investments	(12,090)
Net unrealized depreciation on investments	(279)
Net Assets	$34,501
Shares (unlimited number of shares authorized with a par value of 0.001 per share):	4,400
Net asset value, offering price & redemption price per share	$7.84

See notes to financial statements.

  Statement of Operations

The Victory Variable Insurance Funds  For the Six Months Ended June 30, 2010

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$1
Dividend income	366
Total Income	367
Expenses:
Investment advisory fees	58
Administration fees	21
Contract owner fees	48
12b-1 fees	48
Custodian fees	9
Transfer agent fees	5
Trustees' fees	2
Legal and audit fees	24
Insurance fees	12
Other expenses	10
Total Expenses	237
Expenses waived/reimbursed by Adviser	(1)
Net Expenses	236
Net Investment Income	131
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	2,718
Net change in unrealized appreciation/depreciation on investments	(6,805)
Net realized/unrealized gains (losses) from investments	(4,087)
Change in net assets resulting from operations	$(3,956)

See notes to financial statements.

The Victory Variable Insurance Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$131	$289
Net realized gains (losses) from investment transactions	2,718	(3,695)
Net change in unrealized appreciation/depreciation on investments	(6,805)	12,200
Change in net assets resulting from operations	(3,956)	8,794
Distributions to Shareholders:
From net investment income	(126)	(290)
Change in net assets resulting from distributions to shareholders	(126)	(290)
Change in net assets from capital transactions	(2,002)	(1,124)
Change in net assets	(6,084)	7,380
Net Assets:
Beginning of period	40,585	33,205
End of period	$34,501	$40,585
Distributions in excess of net investment income	$(2)	$(7)
Capital Transactions:
Proceeds from shares issued	$2,212	$5,923
Dividends reinvested	126	290
Cost of shares redeemed	(4,340)	(7,337)
Change in net assets from capital transactions	$(2,002)	$(1,124)
Share Transactions:
Issued	254	818
Reinvested	15	39
Redeemed	(496)	(1,002)
Change in Shares	(227)	(145)

See notes to financial statements.

The Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Six Months ended June 30, 2010	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$8.77	$6.96	$13.19	$13.09	$11.92	$10.97
Investment Activities:
Net investment income	0.03	0.06	0.08	0.08	0.04	0.02
Net realized and unrealized gains (losses) on investments	(0.93)	1.81	(4.45)	1.23	1.53	0.94
Total from Investment Activities	(0.90)	1.87	(4.37)	1.31	1.57	0.96
Distributions:
Net investment income	(0.03)	(0.06)	(0.08)	(0.09)	(0.04)	(0.01)
Net realized gains from investments	—	—	(1.78)	(1.12)	(0.36)	—
Total Distributions	(0.03)	(0.06)	(1.86)	(1.21)	(0.40)	(0.01)
Net Asset Value, End of Period	$7.84	$8.77	$6.96	$13.19	$13.09	$11.92
Total Return (a)	(10.29)%	27.06%	(37.87)%	9.95%	13.68%	8.75%
Ratios/Supplemental Data:
Net assets at end of period (000)	$34,501	$40,585	$33,205	$52,839	$49,870	$40,646
Ratio of net expenses to average net assets (b)	1.22%	1.20%	1.20%	1.24%	1.12%	1.40%
Ratio of net investment income to average net assets (b)	0.68%	0.81%	0.79%	0.57%	0.33%	0.15%
Ratio of gross expenses to average net assets (b) (c)	1.23%	1.24%	1.22%	1.24%	1.12%	1.47%
Ratio of net investment income to average net assets (b) (c)	0.67%	0.77%	0.77%	0.57%	0.33%	0.08%
Portfolio turnover	49%	88%	132%	104%	107%	83%

(a)  Total returns do not include any insurance, sales or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements

The Victory Variable Insurance Funds  June 30, 2010

  (Unaudited)

1.  Organization:

The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware statutory trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of one fund: the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. Sales of shares of the Fund may only be made to separate accounts of various life insurance companies. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010, while the breakdown, by category, of common stocks is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Commercial Paper	$—	$1,443	$—	$1,443
Common Stock	32,701	—	—	32,701
Total	32,701	1,443	—	34,144

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on March 31, 2010.

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  June 30, 2010

  (Unaudited)

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Financial Reserve/Treasury book-entry system.

Derivative Instruments:

The Fund may be subject to equity price risk in the normal course of pursuing investment objectives. The Fund may invest in futures contracts to hedge against changes in the value of equities. The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. During the six month period ended June 30, 2010, the Fund did not hold any futures contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statement of assets and liabilities. As of June 30, 2010, the Fund had no outstanding when-issued purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended June 30, 2010, KeyBank received $124 (amount in thousands) in total from the Trust, The Victory Portfolios and/or The Victory Institutional Funds (collectively the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Fund

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  June 30, 2010

  (Unaudited)

must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust's securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

During the six month period ended June 30, 2010, the Fund had no outstanding securities on loan.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividend and capital gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Subsequent Events:

The Fund has evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2010 were as follows (amounts in thousands):

Fund Name	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$18,160	$21,103	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by VCM, a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees at an annual rate of 0.30% of the average daily net assets of the Fund.

KeyBank, serving as custodian for the Fund, receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Victory Trusts' average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  June 30, 2010

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VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, the Trust and The Victory Portfolios (collectively the "Trusts") pay VCM a fee at the annual rate of 0.108% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.078% of the aggregate net assets of the Trusts between $8 billion and $10 billion; plus 0.075% of the aggregate net assets of the Trusts between $10 billion and $12 billion; plus 0.065% of the aggregate net assets of the Trusts greater than $12 billion, for providing certain administrative and fund accounting services to the Trusts' series.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund and receives a fee under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's Transfer Agent. Under the terms of the Transfer Agency Agreement, Citi receives a fee that is calculated daily at the annual rate of 0.02% of the first $8 billion of the aggregate net assets of the Trusts; plus 0.015% of the aggregate net assets of the Trusts between $8 billion and $16 billion; plus 0.01% of the aggregate net assets of the Trusts between $16 billion and $20 billion; plus 0.005% of the aggregate net assets of the Trusts greater than $20 billion. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's Distribution and Service Plan, the Fund pays the Distributor a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor may pay a 12b-1 fee to life insurance companies for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Fund, which services are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies.

The Fund has adopted a form of Contract Owner Administrative Services Agreement. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Fund, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with KeyBank and its affiliates, and with other financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)

The Adviser, Citi or other service providers may waive or reimburse fees to assist the Fund in maintaining a competitive expense ratio. Waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. For the six months ended June 30, 2010, KeyCorp earned approximately $223 for the Line of Credit fee (amount in thousands). Each fund of the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding for the Fund during the six months ended June 30, 2010 was $401 (amount in thousands). The average interest rate on the draws during the six months ended June 30, 2010 was 1.76%. At June 30, 2010, the Fund had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2010.

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  June 30, 2010

  (Unaudited)

The tax character of distributions paid during the fiscal year ended December 31, 2009 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid
Diversified Stock Fund	$289	$—	$1	$290

As of December 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$—	$—	$(14,115)	$5,834	$(8,281)

* The difference between the book-basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

As of December 31, 2009, the Fund had capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations of $4,933 and $8,961 (amounts in thousands), expiring in 2016 and 2017, respectively. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund has elected to defer $221 (amount in thousands) in losses which will be treated as arising on the first day of the fiscal year to end December 31, 2010.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Diversified Stock Fund	$34,828	$1,933	$(2,617)	$(684)

  Supplemental Information

The Victory Variable Insurance Funds  June 30, 2010

(Unaudited)

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently eleven Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, one portfolio in The Victory Institutional Funds and 23 portfolios in The Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock, 58	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Mr. Nigel D. T. Andrews, 63	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc.

Ms. Teresa C. Barger, 55	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (asset management) (since 2007); Director of the Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

Ms. E. Lee Beard, 58	Trustee	February 2005	Principal Owner, The Henlee Group, LLC (consulting) (since 2005); President/Owner ELB Consultants (2003-2005).	None.

Ms. Lyn Hutton, 60	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations (since 2003).	None.

Mr. John L. Kelly, 57	Trustee	May 2008	Private Investor (since 2009): Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	None.

Mr. David L. Meyer, 53	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Ms. Karen F. Shepherd, 69	Trustee	August 2002	Retired.	None.

Mr. Leigh A. Wilson, 65	Chair and Trustee	February 1998	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Funds II (13 Portfolios).

Continued

  Supplemental Information — continued

The Victory Variable Insurance Funds  June 30, 2010

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Interested Trustees.

Mr. David C. Brown, 38	Trustee	May 2008	Chief Operating Officer, the Adviser.	None.

Mr. Robert L. Wagner, 55	Trustee	December 2009	Chief Executive Officer, the Adviser.	None.

Messrs. Brown and Wagner are "Interested Persons" by reason of their relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

Continued

  Supplemental Information — continued

The Victory Variable Insurance Funds  June 30, 2010

(Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II, 36	President	May 2008	Managing Director of the Adviser (since 2005); Vice President of Finance, Gartmore Global Investments, Inc. (2004-2005).

Mr. Peter W. Scharich, 45	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since 2006); Managing Director, Strategy, the Adviser (2005-2006).

Mr. Christopher K. Dyer, 48	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris, 56	Assistant Secretary	August 2003	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 41	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Mr. Michael J. Nanosky, 44	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services, Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008).

Mr. Edward J. Veilleux, 66	Chief Compliance Officer	October 2005	President, EJV Financial Services (mutual fund consulting) since 2002.

Continued

  Supplemental Information — continued

The Victory Variable Insurance Funds  June 30, 2010

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies related to portfolio securities during the most recent twelve months ended June 30 is available on the Fund's website at www.victoryconnect.com and on the Security and Exchange Commission's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files its complete schedule of portfolio investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

Expense Examples:

As a shareholder of the Fund, you may incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10	Expense Ratio During Period** 1/1/10-6/30/10
Diversified Stock Fund	$1,000.00	$897.10	$5.74	1.22%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

** Annualized.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10	Expense Ratio During Period** 1/1/10-6/30/10
Diversified Stock Fund	$1,000.00	$1,018.74	$6.11	1.22%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

** Annualized.

Continued

  Supplemental Information — continued

The Victory Variable Insurance Funds  June 30, 2010

(Unaudited)

Portfolio Holdings

(As a Percentage of Total Investments)

Continued

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Call Victory at: 800-539-FUND (800-539-3863)	Visit our web site at: www.VictoryConnect.com

1WF-SEMI-AR 8/10

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)         Not applicable.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	August 23, 2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	August 23, 2010

* Print the name and title of each signing officer under his or her signature.